Consolidated Statements of Operations and Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Revenues:
Online game services	$ 1,169,654	7,287,063	6,552,431	4,944,439
Advertising services	136,460	850,157	795,422	633,209
E-mail, WVAS and others	38,963	242,741	124,898	82,141
Total revenues	1,345,077	8,379,961	7,472,751	5,659,789
Sales tax expense	(28,732)	(179,005)	(182,099)	(152,120)
Net revenues	1,316,345	8,200,956	7,290,652	5,507,669
Cost of revenues	(413,808)	(2,578,067)	(2,372,288)	(1,798,841)
Gross profit	902,537	5,622,889	4,918,364	3,708,828
Operating expenses:
Selling and marketing expenses	(145,537)	(906,707)	(849,205)	(656,976)
General and administrative expenses	(45,942)	(286,223)	(280,227)	(189,621)
Research and development expenses	(115,298)	(718,315)	(465,490)	(317,929)
Total operating expenses	(306,777)	(1,911,245)	(1,594,922)	(1,164,526)
Operating profit	595,760	3,711,644	3,323,442	2,544,302
Other income (expenses):
Investment income	7,026	43,770	14,128	290
Interest income	67,998	423,634	258,053	141,001
Exchange losses	(89)	(554)	(79,058)	(89,488)
Other, net	16,006	99,718	99,164	(19,634)
Income before tax	686,701	4,278,212	3,615,729	2,576,471
Income tax	(111,016)	(691,642)	(392,756)	(344,446)
Net income	575,685	3,586,570	3,222,973	2,232,025
Add: Net loss attributable to noncontrolling interests	8,167	50,882	11,291	3,747
Net income attributable to the NetEase, Inc.'s shareholders	583,852	3,637,452	3,234,264	2,235,772
Comprehensive income	575,685	3,586,570	3,222,973	2,232,025
Add: Comprehensive loss attributable to noncontrolling interests	8,167	50,882	11,291	3,747
Comprehensive income attributable to the NetEase, Inc.'s shareholders	$ 583,852	3,637,452	3,234,264	2,235,772
Net income per share, basic (in CNY and dollars per share)	$ 0.18	1.11	0.99	0.69
Net income per ADS, basic (in CNY and dollars per share)	$ 4.45	27.7	24.76	17.22
Net income per share, diluted (in CNY and dollars per share)	$ 0.18	1.11	0.99	0.69
Net income per ADS, diluted (in CNY and dollars per share)	$ 4.44	27.65	24.68	17.14
Weighted average number of ordinary shares outstanding, basic (in shares)	3,282,663	3,282,663	3,265,550	3,246,426
Weighted average number of ADS outstanding, basic (in shares)	131,307	131,307	130,622	129,857
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,288,330	3,288,330	3,276,704	3,261,886
Weighted average number of ADS outstanding, diluted (in shares)	131,533	131,533	131,068	130,475